Analysis of performance by segment - Investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of operating segments
Net realised (losses) on loans	$ (14)	$ (2)
Interest income	2,722	2,570	$ 1,997
Dividends	1,531	1,496	1,257
Other investment returns (including foreign exchange gains and losses)	186	(259)	(149)
Investment return	(30,159)	3,486	13,762
Net realised gains and losses on investments recognised in the income statement	(9,300)	6,000	4,900
Interest income for financial assets not at fair value through profit or loss	362	280	257
Securities
Analysis of operating segments
Net realised and unrealised gains (losses) on investments at fair value through profit or loss	(30,097)	624	9,741
Derivatives
Analysis of operating segments
Net realised and unrealised gains (losses) on investments at fair value through profit or loss	$ (4,487)	$ (943)	$ 916